Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Vanguard Massachusetts Tax-Exempt Funds
Prospectus Date	rr_ProspectusDate	Mar. 28, 2025
Retail | Vanguard Massachusetts Tax-Exempt Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a high level of current income that is exempt from both federal and Massachusetts personal income taxes. The Fund is intended for Massachusetts residents only.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees <br/>(Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in high-quality municipal bonds issued by Massachusetts state and local governments, as well as by regional governmental and public financing authorities. Under normal circumstances, at least 80% of the Fund’s assets will be invested in securities whose income is exempt from federal and Massachusetts state taxes. Although the Fund has no limitations on the maturities of individual securities, its dollar-weighted average maturity is expected to be between 10 and 25 years.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.You should expect the Fund’s share price and total return to fluctuate within a wide range. The Fund is subject to the following risks, which could affect the Fund’s performance, and the level of risk may vary based on market conditions:
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Returns
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of relevant market indexes, which have investment characteristics similar to those of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	vanguard.com/performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns — Vanguard Massachusetts Tax-Exempt Fund Investor Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund could lose money over short or long periods of time.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Retail | Vanguard Massachusetts Tax-Exempt Fund | State-Specific Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• State-specific risk, which is the chance that developments in Massachusetts, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund or that are available for investment by the Fund. Because the Fund invests primarily in securities issued by Massachusetts and its municipalities, it is more vulnerable to the credit risk and unfavorable developments in Massachusetts than are funds that invest in municipal securities of many states. Unfavorable developments in any economic sector may have far-reaching ramifications on the overall Massachusetts municipal market.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests primarily in long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Call Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. Call risk is generally high for long-term bond funds.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Extension risk, which is the chance that during periods of rising interest rates, certain debt securities will be paid off substantially more slowly than originally anticipated, and the value of those securities may fall. Extension risk is generally high for long-term bond funds.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Income Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Income risk, which is the chance that the Fund’s income will decline because of falling interest rates. Income risk should be low for the Fund because it invests primarily in long-term bonds.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Nondiversification Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Nondiversification risk, which is the chance that the Fund’s performance may be hurt disproportionately by the poor performance of relatively few securities. The Fund is considered nondiversified, which means that it may invest a greater percentage of its assets in the securities of particular issuers as compared with diversified mutual funds.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Tax Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	• Tax risk, which is the chance that all or a portion of the tax-exempt income from municipal bonds held by the Fund will be declared taxable, possibly with retroactive effect, because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state or local tax authorities, or noncompliant conduct of a bond issuer.
Retail | Vanguard Massachusetts Tax-Exempt Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee Per Year (for certain fund account balances below $5,000,000)	rr_MaximumAccountFee	$ 25
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.09%	[1]
1 Year	rr_ExpenseExampleYear01	$ 9
3 Years	rr_ExpenseExampleYear03	29
5 Years	rr_ExpenseExampleYear05	51
10 Years	rr_ExpenseExampleYear10	$ 115
2015	rr_AnnualReturn2015	3.95%
2016	rr_AnnualReturn2016	(0.12%)
2017	rr_AnnualReturn2017	6.02%
2018	rr_AnnualReturn2018	0.45%
2019	rr_AnnualReturn2019	8.68%
2020	rr_AnnualReturn2020	6.47%
2021	rr_AnnualReturn2021	1.96%
Annual Return 2022	rr_AnnualReturn2022	(10.72%)
2023	rr_AnnualReturn2023	7.18%
2024	rr_AnnualReturn2024	1.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.85%)
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	1.15%
10 Years	rr_AverageAnnualReturnYear10	2.44%
Retail | Vanguard Massachusetts Tax-Exempt Fund | Return After Taxes on Distributions | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	2.37%
Retail | Vanguard Massachusetts Tax-Exempt Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	1.52%
10 Years	rr_AverageAnnualReturnYear10	2.54%
Retail | Vanguard Massachusetts Tax-Exempt Fund | Bloomberg MA Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Retail | Vanguard Massachusetts Tax-Exempt Fund | Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	0.99%
10 Years	rr_AverageAnnualReturnYear10	2.25%

[1]	The expense information shown in the table has been restated to reflect current fees.